SUBSEQUENT EVENTS (Details)	1 Months Ended				3 Months Ended					12 Months Ended
	Apr. 30, 2026 vessels	Feb. 28, 2026 USD ($) vessels $ / shares	Jan. 31, 2026 USD ($) vessels	Dec. 31, 2025 vessels	Jun. 30, 2027 vessels	Dec. 31, 2026 vessels	Sep. 30, 2026 vessels	Jun. 30, 2026 vessels	Mar. 31, 2026 vessels	Dec. 31, 2025 USD ($) vessels	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt | $										$ 1,433,715,000	$ 2,167,296,000	$ 1,609,449,000
Number of tankers sold										9	8
ECO VLCCs, built between 2015 and 2016
Disclosure of non-adjusting events after reporting period [line items]
Number of tankers sold				8
Declaration of dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared (in dollars per share) | $ / shares		$ 1.03
Major purchases of assets | Converted revolving credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt | $			$ 151,600,000
Major time charter agreements | VLCC vessels, built between 2016 and 2018
Disclosure of non-adjusting events after reporting period [line items]
Duration of time charter			1 year
Number of assets on fixed rate time charter			7
Time charter daily rate revenue | $			$ 76,900
Major time charter agreements | VLCC vessels, built between 2016 and 2018 | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Number of assets on fixed rate time charter, by commencement period	4								3
Major time charter agreements | VLCC vessels, built in 2019
Disclosure of non-adjusting events after reporting period [line items]
Duration of time charter		1 year
Number of assets on fixed rate time charter		1
Time charter daily rate revenue | $		$ 93,500
Affiliates of Hemen | Major purchases of assets | ECO VLCC
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels acquired			9
Vessels acquired, purchase price | $			$ 1,224,000,000
Affiliates of Hemen | Major purchases of assets | ECO VLCC | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels delivered					1	2	4	2